Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	May 23, 2022
JPMorgan Sustainable Consumption ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ticker: CIRC
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions that help preserve natural resources, improve resource use, or reduce waste.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES1(Expenses that you pay each year as a percentage of the valueof your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOURCOST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In managing the Fund, the adviser identifies companies that, in the adviser’s opinion, are developing solutions that help preserve natural resources, improve resource use, or reduce waste and are thus well positioned to benefit from growing demand for such investments. For purposes of the Fund’s name and investment theme, “sustainable consumption” refers to solutions that reduce human impact on natural resources in specific communities, regions or around the globe. For purposes of the Fund’s investment objective, companies that help “preserve natural resources, improve resource use, or reduce waste” include companies that currently are providing or investing in or are in the process of developing solutions or services to promote sustainable water systems, sustainable agriculture and food, sustainable production technologies, sustainable materials and design, and recycling products. The Fund is a “thematic” fund meaning that the Fund seeks to identify and invest in companies that are relevant to the investment theme of sustainable consumption. Companies are selected in relation to the following key sub-themes:Sustainable Water Systems – Companies that the adviser believes are providing sustainable water solutions, including water purification, waste water management and water sanitation as well as companies contributing to water conservation and industrial water recycling.Sustainable Agriculture and Food – Companies that the adviser believes are focused on sustainable agricultural processes such as precision agriculture technology, alternative farming and efficient food processes as well as companies that the adviser believes are focused on sustainable food practices such as developing plant-based alternatives and organic and diverse food options.Sustainable Production Technologies – Companies that the adviser believes are facilitating the reduction of waste and minimizing use of natural resources by enabling technologies, improving operating efficiency, improving utilization of existing products, or shortening product design cycles particularly in the industrials sector.Sustainable Materials and Design – Companies that the adviser believes are focused on production and use of renewable, recyclable and environmentally friendly materials, including responsible forest management, sustainable packaging solutions, and sustainable design technologies.Recycling and Re-Use – Companies that the adviser believes focused on recycling, particularly of plastic and metal products, waste management companies contributing to reduction of landfill waste, and companies facilitating re-use of consumer products and machinery.These sub-themes may change from time to time as businesses, technologies, products, services, and practices evolve or emerge to facilitate sustainable consumption. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of companies that further or engage in sustainable consumption activities as determined by the adviserbased on its sustainable investment inclusion process (the “80% policy”). “Assets” means net assets, plus the amount of borrowings for investment purposes.In implementing its main strategies, the Fund invests primarily in common stocks and depositary receipts. The Fund is not managed to an index and may invest in equity securities in both U.S. and foreign markets including emerging markets. The Fund may invest a significant portion of its assets in small capitalization companies and have significant positions in specific sectors or markets from time to time. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to equity markets, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund may use futures contracts to invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby gaining equity market exposure while maintaining a cash balance for liquidity.The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.Investment Process: The Fund is an actively managed Fund and applies the investment process described below to select investments for the Fund, other than its investments in derivatives and money market funds. The adviser begins with a universe of over 10,000 stocks of companies of all capitalization levels in both developed and emerging markets as potential investments for the Fund. In identifying companies that are facilitating sustainable consumption from the starting universe, the adviser uses the following three steps.Exclusionary Framework: As an initial step, the Fund seeks to avoid investing in companies that the adviser has determined, based on its exclusionary framework, to be significantly involved in certain business activities or industries, such as white phosphorous, conventional weapons, or thermal coal. This exclusionary framework relies on multiple data inputs including information from third-party providers who identify an issuer’s participation in or the revenue which they derive from activities that are inconsistent with values- and norms-based screens.Identification of Opportunity Set: After applying the exclusionary framework, the adviser uses its proprietary system, known as Themebot to help identify companies that are facilitating sustainable consumption through their products and services. Themebot is designed to recognize key words and concepts that the adviser believes are attributable to such companies. Through natural language processing, Themebot analyzes public documentation such as regulatory filings, broker reports, news reports or company profiles sourced directly from the applicable company or third parties. As part of its process, Themebot determines textual relevance (based, in part, on the occurrences of key words and phrases), and revenues from the products or services that the adviser has identified as facilitating sustainable consumption. Based on this processing, Themebot systematically ranks stocks based on textual relevance and revenue attribution to help the adviser prioritize its review of individual companies for inclusion in the portfolio.Sustainable Investment Inclusion Process: The adviser then reviews individual securities using the adviser’s proprietary sustainable investment inclusion process to identify securities that the adviser believes are facilitating sustainable consumption. For all companies reviewed by the adviser under the sustainable investment inclusion process, the adviser analyzes: (1) the applicable environmental and/or social benefits associated with a company’s products and services and how they are facilitating sustainable consumption, (2) the risks to the company, including whether there are business activities in other areas that could negate the positive benefits created by the company’s products or services, and (3) the governance qualifications of the company such as an evaluation of management structure, employee practices, remuneration of staff and tax compliance.The process also uses a revenue threshold of 20% (subject to change as determined by the adviser from time to time) to determine whether a company’s products and services facilitate sustainable consumptionsubject to review by the adviser to determine whether such revenue is reasonably attributable to such products or services. For companies that are identified as being below the revenue threshold or where the adviser determines that revenue is not available, relevant or meaningful, the adviser may still determine that the company facilitates sustainable consumption based on one or more of the following considerations: (1) an identification of who benefits from the company’s products and services, (2) the scale and scope of the company’s products and services, and (3) the social or environmental outcomes associated with the company’s products and servicesand whether such outcomes would happen without such products or services.Only companies that the adviser has identified as facilitating sustainable consumption under the sustainable investment inclusion process are eligible for inclusion under the Fund’s 80% policy.Security Selection. After identifying the companies that it believes are facilitating sustainable consumption, the adviser selects securities using an active, bottom-up investment approach to determine which companies are best positioned to achieve the Fund’s objective of long-term capital appreciation based on fundamental analysis, including ongoing discussions between the adviser’s stewardship team and/or investment team and companies (also known as engagement).For purposes of the Fund’s 80% policy, the adviser is not limited to companies identified by Themebot and may add companies that have not been identified by Themebot but which the adviser has determined to be facilitating sustainable consumption using the sustainable investment inclusion process. If a company ceases to qualify as a company that facilitates sustainable consumption, the adviser may sell the security or alternatively retain the security if the adviser believes the company can resolve the issue in the short-term based on the adviser's engagement with the company or other available information. Up to 20% of the Fund’s Assets may be invested in cash and cash equivalents and investments that do not satisfy the adviser’s sustainable investment inclusion process.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.For example, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including, among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations.In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.Thematic Investing Risk. The Fund’s thematic investing strategies could cause it to perform differently compared to funds that do not have such strategies. The Fund relies on the adviser’s proprietary system and investment process for the identification of securities for inclusion in the Fund that reflect the theme of sustainable consumption and its related sub-themes. The Fund’s performance may suffer if such securities are not correctly identified or if the theme or a sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Fund do not benefit from the development of such themes or sub-themes. There is no guarantee that the adviser’s investment process will reflect the theme and sub-theme exposures intended.The criteria related to the Fund’s thematic investing strategies, including the exclusion of securities of companies in certain business activities or industries, may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for thematic reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund may underperform funds that invest in a broader array of investments. In addition, there is a risk that the companies identified by the adviser’s investment process as reflecting the theme of sustainable consumption or its related sub-themes, do not operate as expected.While the Adviser seeks to identify business activities in other areas that could negate the positive benefits created by a company’s products or services, the adviser’s ability to identify such business activities may be complicated in companies that have multiple lines of business, complex structures or are launching new lines of business. The adviser and its proprietary system assess companies by using a wide set of data inputs, combined with fundamental analysis. While the adviser looks to data inputs that it believes to be reliable, the adviser cannot guarantee the accuracy of its proprietary system or third party data. Under the adviser’s investment process, data inputs may include information self-reported by companies and third party providers that may be based on criteria that differs significantly from the criteria used by the adviser to evaluate relevance to the Fund’s investment theme. In addition, the criteria used by third-party providers can differ significantly, and data can vary across providers and within the same industry for the same provider. Moreover, there is no common definition of sustainable consumption and as a result there may be significant differences in interpretations of what it means for a company to be facilitating sustainable consumption. While the adviser believes its definitions and sustainable investment inclusion process are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.Sustainable Consumption Investment Focus Risk. The Fund’s investment strategy and the adviser’s determinations of what is considered sustainable consumption may result in the Fund investing in securities or industry sectors that underperform the market and other funds that do not have the same considerations. The Fund’s focus on securities of issuers that, in the adviser’s opinion, are developing solutions to facilitate sustainable consumption and benefit from growing demand for such investments will result in exposure to certain market segments including water, agriculture, and may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for sustainability reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies selected for their relation to the sub-themes do not operate as expected when addressing sustainability issues. The Fund will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. The factors that the adviser considers in evaluating sustainable consumption and exposure to a sub-theme may change over time. There may also be differences in interpretations of what it means for a company to help “preserve natural resources, improve resource use, or reduce waste.” The portfolio decisions that the adviser makes may differ with other investors’ or investment managers’ views.The Fund is particularly exposed to, and may be negatively impacted by changes in global and regional standards, environmental protection regulatory actions, government regulation of natural resources, agriculture and manufacturing, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. In addition, scientific developments, such as breakthroughs in water, agricultural, or industrial engineering and advancements in technology including digital technology and changes in governmental policies relating to the Fund’s sub-themes, may affect investments which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on water systems, agriculture, production materials and design, and recycling and reuse.•Sustainable Water Systems and Recycling and Re-Use – Companies providing water systems such as water purification, management and conservation and recycling are subject to significant regulation regarding the usage, treatment, and distribution of water and waste management. Such companies may also be adversely affected by the impact of global climate change on the available supply of clean water reserves and developing technologies. The customers and/or suppliers of companies providing water systems and recycling may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on such companies.•Sustainable Agriculture and Food – Companies engaged in agriculture and food are subject to extensive regulation including environmental and land use regulation as well as product safety and disclosure regimes. Certain agricultural practices may qualify for tax subsidies which may be eliminated or significantly modified depending on evolving governmental policy. Certain sustainable practices are not subject to standardized regulation and labeling and there may be significant variation on what it means to be organic or plant-based. Such companies may utilize or develop genetically modified crops or products, a practice that may not be consistent with a particular shareholder’s goals or objectives.•Sustainable Production Technologies, Materials and Design – In addition to significant government regulation, companies providing production technologies, materials and designs may facilitate systems, products, and processes that replace human labor with automation. Such companies may be subject to reputational risks including the risk that some companies are perceived as not supporting local and surrounding communities with sufficient employment opportunities and subsequent social welfare.There is no universal standard for determining whether an investment is facilitating sustainable consumption. The adviser’s determination that a particular investment is facilitating sustainable consumption and the criteria that it uses to select such investments may not be consistent with a shareholder’s values or views. Because society’s view on what facilitates sustainable consumption is evolving and variable, the emphasis and direction of governmental policies is subject to significant change, and changes in policies may have an adverse impact on the Fund’s investments. Rapid technological change could render even new approaches and products to facilitate sustainable consumption obsolete. The Fund’s adviser may consider certain factors related to sustainable consumption that may cause it to perform differently compared to funds that do not have such considerations. The consideration of these factors may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies identified by the adviser as related to the theme of sustainable consumption do not operate as expected. There is no common or regulatory definition of sustainable consumption and each of its sub-themes. As a result, there are significant differences in interpretations of what it means for a company to reduce human impact on natural resources in specific communities, regions or around the globe.Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, the share price changes may be more sudden or erratic than the prices of other securities, especially over the short term.Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage, thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Certain derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and may affect the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.ETF Shares Trading Risk. Shares are listed for trading on the Nasdaq Stock Market® LLC (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.You could lose money investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history.Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPMETF).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-457-6383 (844-4JPMETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
JPMorgan Sustainable Consumption ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	$ 157

[1]	The Fund’s management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.